Condensed Unconsolidated Holding Companies’ Financial Statements - Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 26,821	$ 25,756		$ 44,531
Investments in subsidiaries		114,080
Total assets	7,902,355	8,124,347		8,436,767
Liabilities and Stockholders' Equity
Junior subordinated debentures held by trust subsidiaries	118,110	118,110		118,110
Stockholders' equity	778,749	747,418	$ 712,272	753,450	$ 704,737	$ 682,403
Total liabilities and stockholders' equity	$ 7,902,355	8,124,347		8,436,767
Mercantil Bank Holding Corporation | Parent Company | Reportable Legal Entities
Assets
Cash and due from banks		1,891		1,420
Investments in subsidiaries		746,344		752,409
Other assets		1,720		1,798
Total assets		749,955		755,627
Liabilities and Stockholders' Equity
Other liabilities		2,537		2,177
Stockholders' equity		747,418		753,450
Total liabilities and stockholders' equity		749,955		755,627
Mercantil Florida Bancorp, Inc | Subsidiaries | Reportable Legal Entities
Assets
Cash and due from banks		32,922		39,089
Investments in subsidiaries		822,940		821,982
Other assets		9,640		9,775
Total assets		865,502		870,846
Liabilities and Stockholders' Equity
Junior subordinated debentures held by trust subsidiaries		118,110		118,110
Other liabilities		1,048		979
Stockholders' equity		746,344		751,757
Total liabilities and stockholders' equity		$ 865,502		$ 870,846